Deferred revenue and deferred platform commission fees	6 Months Ended
Jun. 30, 2023
Deferred revenue and deferred platform commission fees
Deferred revenue and deferred platform commission fees

26.Deferred revenue and deferred platform commission fees

As at June 30, 2023, deferred revenue is expected to be recognized over an estimated average playing period of the paying users.

Deferred revenue is associated with the portion of in-game purchases revenue that is recognized over time.

The text below summarizes the change in deferred revenue and platform commission fees for six months ended June 30, 2023 and 2022.

The Group recognized during the period of six months ended June 30, 2023 the revenue of 175,549 (six months ended June 30, 2022 – 180,322) and deferred the amount of 155,183 (six months ended June 30, 2022 – 166,948) in both cases related to the in-app purchases recorded for the six months ended June 30, 2023.

The Group recognized during the period of six months ended June 30, 2023 the platform commissions of 48,984 (six months ended June 30, 2022 - 64,080) and deferred the amount of 37,499 (six months ended June 30, 2022 – 52,987) in both cases related to the platform commissions associated with in-app purchases recorded for the six months ended June 30, 2023.

We use statistical estimation model to arrive at the average playing period of the paying users for each platform. As at June 30, 2023 and 2022 player lifespan for Hero Wars averages 29 and 26 months respectively. As at December 31, 2022 player lifespan for Hero Wars averages 28 months.

The estimated player lifespan in our other games as at June 30, 2023 and 2022 averages 11 months and 14 months respectively. The estimated player lifespan in our other games as at December 31, 2022 averages 14 months.